Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Cash flows provided by (used in) operating activities
Net income		$ 2,409	$ 2,096	$ 7,974	$ 6,274
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		564	559	1,737	1,737
Amortization and impairment	[1]	444	287	1,047	854
Stock options and restricted shares expense		11	3	30	11
Deferred income taxes		(180)	(150)	(232)	(136)
Losses (gains) from debt securities measured at FVOCI and amortized cost		(37)	25	(112)	3
Net losses (gains) on disposal of property and equipment				(1)	(2)
Other non-cash items, net		3	457	544	246
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(5,432)	(511)	(10,537)	3,413
Loans, net of repayments		(11,054)	(10,756)	(23,905)	(24,905)
Deposits, net of withdrawals		18,328	5,718	40,338	24,038
Obligations related to securities sold short		1,992	734	(611)	(815)
Accrued interest receivable		252	327	349	416
Accrued interest payable		74	(292)	(66)	(1,003)
Derivative assets		(1,440)	3,907	1,987	1,848
Derivative liabilities		(548)	(7,402)	(415)	(4,308)
Securities measured at FVTPL		3,165	(6,309)	(11,823)	(16,050)
Other assets and liabilities measured/designated at FVTPL		1,704	2,703	5,422	3,197
Current income taxes		188	(250)	(107)	(489)
Cash collateral on securities lent		775	(1,411)	4,976	(2,693)
Obligations related to securities sold under repurchase agreements		(5,298)	12,380	8,665	35,506
Cash collateral on securities borrowed		1,404	(2,745)	(1,976)	(4,662)
Securities purchased under resale agreements		1,384	5,051	(2,830)	(2,489)
Other, net		(4,375)	1,440	(2,056)	(1,861)
Net cash flows provided by (used in) operating activities		4,333	5,861	18,398	18,130
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness					1,250
Redemption/repurchase/maturity of subordinated indebtedness			(1,000)	(1,000)	(1,069)
Issue of preferred shares and LRCNs, net of issuance cost		703	1,024	1,669	2,311
Redemption of preferred shares and LRCNs			(300)		(600)
Issue of common shares for cash		41	43	202	123
Purchase of common shares for cancellation		(1,199)	(528)	(3,092)	(1,338)
Net sale (purchase) of treasury shares		(1)	(8)	(3)	(1)
Dividends and distributions paid		(1,102)	(986)	(3,293)	(2,976)
Repayment of lease liabilities		(83)	(77)	(228)	(235)
Other, net		(21)	(8)	(52)	(22)
Net cash flows provided by (used in) financing activities		(1,662)	(1,840)	(5,797)	(2,557)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost, and associates		(26,992)	(26,677)	(93,892)	(68,068)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		8,518	13,745	37,247	34,024
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		14,560	14,255	47,869	29,708
Net sale (purchase) of property, equipment and software		(302)	(282)	(868)	(721)
Net cash flows provided by (used in) investing activities		(4,216)	1,041	(9,644)	(5,057)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		83	28	(9)	20
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		(1,462)	5,090	2,948	10,536
Cash and non-interest-bearing deposits with banks at beginning of period		16,789	14,011	12,379	8,565
Cash and non-interest-bearing deposits with banks at end of period	[2]	15,327	19,101	15,327	19,101
Cash interest paid		7,801	8,333	22,695	26,033
Cash interest received		12,159	11,929	34,813	35,705
Cash dividends received		475	487	1,325	1,378
Cash income taxes paid		$ 702	$ 1,022	$ 2,187	$ 2,497

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
[2]	Includes restricted cash of $461 million (July 31, 2025: $458 million) and interest-bearing demand deposits with Bank of Canada.